Financial Instruments - Categories of Financial Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Financial assets
Financial assets at amortized cost	¥ 1,654,942	$ 237,718	¥ 1,840,246
Financial liabilities
Financial liabilities at amortized cost	¥ 968,969	$ 139,184	¥ 1,084,886